Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Loans outstanding at beginning of year	$ 12,955
New loans	702
Repayments	(3,974)
Loans outstanding at end of year	$ 9,683